Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 188	$ 152	$ 168
Interest cost	195	197	170
Expected return on plan assets	(223)	(208)	(176)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(5)	(5)
Actuarial loss (gain) amortization	234	158	264
Net periodic benefit cost	390	294	421
Net actuarial gain (loss) arising during the year	(146)	(719)	555
Net actuarial loss (gain) amortized during the year	234	158	264
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(5)	(5)
Total recognized in other comprehensive income (loss)	84	(566)	814
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(306)	(860)	393
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Service cost			3
Interest cost	3	3	4
Expected return on plan assets	(1)	(1)	(2)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(3)	(1)
Actuarial loss (gain) amortization	(4)	(6)	(9)
Net periodic benefit cost	(5)	(7)	(5)
Net actuarial gain (loss) arising during the year	4	(14)
Net actuarial loss (gain) amortized during the year	(4)	(6)	(9)
Net prior service credit (cost) arising during the year			35
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(3)	(1)
Total recognized in other comprehensive income (loss)	(3)	(23)	25
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 2	$ (16)	$ 30